Accrued Liabilities	12 Months Ended
Dec. 31, 2017
Notes To Consolidated Financial Statements
Accrued Liabilities

13. Accrued Liabilities

Accrued liabilities are comprised of the following:

	December 31,
	2016	2017
Interest on long-term debt	$2,193	$2,361
Vessels’ operating and voyage expenses	1,568	1,009
Commissions	139	143
Interest on derivatives and other finance expenses	162	65
General and administrative expenses	91	88
Total	$4,153	$3,666